PROSPECTUS SUPPLEMENT DATED JULY 31, 2008

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. CAPITAL DEVELOPMENT FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

      - Brent Lium, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2003.

         More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JULY 31, 2008

The purpose of this mailing is to provide you with changes to the current Prospectuses for Series I and Series II shares of the Fund listed below:

AIM V.I. DYNAMICS FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

      - Brent Lium, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2003.

         More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 31, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares of each of the Funds listed below:

AIM V.I. BASIC BALANCED FUND
AIM V.I. BASIC VALUE FUND
AIM V.I. CAPITAL APPRECIATION FUND
AIM V.I. CAPITAL DEVELOPMENT FUND
AIM V.I. CORE EQUITY FUND
AIM V.I. DIVERSIFIED INCOME FUND
AIM V.I. DYNAMICS FUND
AIM V.I. FINANCIAL SERVICES FUND
AIM V.I. GLOBAL HEALTH CARE FUND
AIM V.I. GLOBAL REAL ESTATE FUND
AIM V.I. GOVERNMENT SECURITIES FUND
AIM V.I. HIGH YIELD FUND
AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. LARGE CAP GROWTH FUND
AIM V.I. LEISURE FUND
AIM V.I. MID CAP CORE EQUITY FUND
AIM V.I. MONEY MARKET FUND
AIM V.I. SMALL CAP EQUITY FUND
AIM V.I. TECHNOLOGY FUND
AIM V.I. UTILITIES FUND

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM V.I. CAPITAL DEVELOPMENT FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2007 (except as noted):

--------------------------------------------------------------------------------------------------------------------------
                     DOLLAR RANGE
                          OF                                          OTHER POOLED INVESTMENT
                     INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS   VEHICLES MANAGED (ASSETS IN   OTHER ACCOUNTS MANAGED
"PORTFOLIO MANAGER  IN EACH FUND(1)  MANAGED (ASSETS IN MILLIONS)            MILLIONS)              (ASSETS IN MILLIONS)
------------------- --------------- ----------- ------------------- ----------- ----------------- ------------ -----------
                                    NUMBER OF                       NUMBER OF                      NUMBER OF
                                     ACCOUNTS         ASSETS        ACCOUNTS         ASSETS        ACCOUNTS      ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                               AIM V.I. CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------------------------------------------------
Brent Lium(2)            None          None           None            None            None           None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Paul Rasplicka(3)        None           6           $4,694.3          None            None            4          $0.2
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Lium began serving as portfolio manager on AIM V.I. Capital Development Fund on July 31, 2008. Information for Mr. Lium has been provided as of June 30, 2008.

(3)  Information for Mr. Rasplicka has been provided as of February 29, 2008."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM V.I. DYNAMICS FUND" on page H-2 of the Statement of Additional Information. The following information is as of December 31, 2007 (except as noted):

--------------------------------------------------------------------------------------------------------------------------
                     DOLLAR RANGE
                          OF                                         OTHER POOLED INVESTMENT
 "PORTFOLIO          INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS  VEHICLES MANAGED (ASSETS IN    OTHER ACCOUNTS MANAGED
   MANAGER         IN EACH FUND(1)  MANAGED (ASSETS IN MILLIONS)            MILLIONS)              (ASSETS IN MILLIONS)
------------------- --------------- ------------------------------ ---------------------------- --------------------------
                                    NUMBER OF                       NUMBER OF                      NUMBER OF
                                     ACCOUNTS         ASSETS         ACCOUNTS        ASSETS        ACCOUNTS      ASSETS
------------------- --------------- ----------- ------------------- ----------- ---------------- ------------ ------------
                                                    AIM V.I. DYNAMICS FUND
--------------------------------------------------------------------------------------------------------------------------
Brent Lium(2)            None          None           None            None            None           None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Paul Rasplicka(3)        None           6           $4,887.1          None            None            4          $0.2
--------------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Lium began serving as portfolio manager on AM V.I. Dynamics Fund on July 31, 2008. Information for Mr. Lium has been provided as of June 30, 2008.

(3)  Information for Mr. Rasplicka has been provided as of February 29, 2008."


                                       2